Stock Option Plans and Warrants to Purchase Common Stock (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	3 years 5 months 9 days
Outstanding Options/Warrants	8,156,526
Exercisable Options/Warrants	8,156,526
Employee Stock Option [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 18 days
Outstanding Options/Warrants	2,051,511	1,457,724
Exercisable Options/Warrants	1,549,693
Employee Stock Option [Member] | $0.30-$2.20 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 0.30
Exercise price range, upper range limit	$ 2.20
Weighted-Average Remaining Contractual Life in Years	8 years 2 months 12 days
Outstanding Options/Warrants	1,299,302
Exercisable Options/Warrants	842,305
Employee Stock Option [Member] | $2.26-$4.10 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 2.26
Exercise price range, upper range limit	$ 4.10
Weighted-Average Remaining Contractual Life in Years	8 years
Outstanding Options/Warrants	229,459
Exercisable Options/Warrants	184,638
Employee Stock Option [Member] | $4.64-$8.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 4.64
Exercise price range, upper range limit	$ 8.60
Weighted-Average Remaining Contractual Life in Years	4 years 10 months 24 days
Outstanding Options/Warrants	426,500
Exercisable Options/Warrants	426,500
Employee Stock Option [Member] | $9.40-$11.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 9.40
Exercise price range, upper range limit	$ 11.60
Weighted-Average Remaining Contractual Life in Years	3 years 2 months 12 days
Outstanding Options/Warrants	93,750
Exercisable Options/Warrants	93,750
Employee Stock Option [Member] | $18.00-$25.60 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit	$ 18.00
Exercise price range, upper range limit	$ 25.60
Weighted-Average Remaining Contractual Life in Years	1 month 6 days
Outstanding Options/Warrants	2,500
Exercisable Options/Warrants	2,500